Restricted Share Units (Tables)	9 Months Ended
Jul. 31, 2024
Restricted Share Units [Abstract]
Schedule of Continuity of RSUs	The following table summarizes the continuity of RSUs:
	Number of RSUs	Weighted average issue price (C$)	Weighted average issue price (USD$)

Balance, October 31, 2022	–	$–	$–

Granted	2,200	55.97	41.46
Vested	(2,200)	55.97	41.46

Balance, October 31, 2023	–	$–	$–

Granted (i)	476,189	1.85	1.34
Vested	(457,981)	1.86	1.37

Balance, July 31, 2024	18,208	$1.52	$1.10
(i)	During the nine months ended July 31, 2024, the Company issued 476,189 RSU’s to consultants, directors and officers. 457,981 RSU’s vested with a fair value of $629,720 (2023-$90,598).